Variable Interest Entities - Assets and Liabilities in Statutory Accounts of VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Book value of units in the Company's consolidated accounts	[1]	$ 14,276	$ 14,930
SFL Deepwater Limited
Variable Interest Entity [Line Items]
Investment in finance lease		365	394
Amount due from related parties		4	4
Other assets		2	2
Total assets		371	400
Short-term interest bearing debt		23	23
Long-term interest bearing debt		226	198
Other liabilities		3	3
Short-term debt due to related parties		0	0
Long-term debt due to related parties		119	137
Total liabilities		371	361
Equity		0	39
Book value of units in the Company's consolidated accounts		409	434
SFL Hercules Limited
Variable Interest Entity [Line Items]
Investment in finance lease		360	394
Amount due from related parties		4	5
Other assets		2	2
Total assets		366	401
Short-term interest bearing debt		28	28
Long-term interest bearing debt		251	229
Other liabilities		1	1
Short-term debt due to related parties		0	0
Long-term debt due to related parties		86	125
Total liabilities		366	383
Equity		0	18
Book value of units in the Company's consolidated accounts		537	571
SFL Linus Limited
Variable Interest Entity [Line Items]
Investment in finance lease		483	530
Amount due from related parties		0	0
Other assets		0	0
Total assets		483	530
Short-term interest bearing debt		51	51
Long-term interest bearing debt		305	302
Other liabilities		1	2
Short-term debt due to related parties		0	23
Long-term debt due to related parties		126	125
Total liabilities		483	503
Equity		0	27
Book value of units in the Company's consolidated accounts		$ 537	$ 559

[1]	The fixed assets referred to in the table are the Company’s operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.